Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	001-43289
Entity Registrant Name	GMR Solutions Inc.
Entity Central Index Key	0001898718
Entity Tax Identification Number	47-3615769
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4400 Hwy 121
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75056
City Area Code	972
Local Phone Number	459-4919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	GMRS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false